Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Artisan Funds
Related Party Transaction [Line Items]
Due from related parties	$ 9	$ 81
Annualized operating expenses maximum percentage of average daily net assets	1.50%
Investment management fees	455,047	333,218	303,919
Fee waiver / expense reimbursement	291	171	374
Artisan Funds | Minimum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets	0.64%
Artisan Funds | Maximum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets	1.25%
Artisan Global Funds
Related Party Transaction [Line Items]
Due from related parties	2,201	728
Investment management fees	9,291	3,020	1,255
Fee waiver / expense reimbursement	752	653	660
Artisan Global Funds | Minimum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets	0.75%
Management fee threshold for reimbursement, percentage average daily net assets	0.10%
Artisan Global Funds | Maximum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets	1.80%
Management fee threshold for reimbursement, percentage average daily net assets	0.20%
Launch Equity
Related Party Transaction [Line Items]
Fee waiver / expense reimbursement	172	141	150
Management fee as a percentage of closing capital account	1.00%
Percentage of fee expected to be waived in current period	100.00%
Percentage profit allocation	20.00%
AIC
Related Party Transaction [Line Items]
Due from related parties	$ 243	$ 231